Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Charge for the year	£ (1,511)	£ (1,415)	£ (1,373)
Over/(under) provision in respect of prior years	110	(145)	(123)
Total current tax	(1,401)	(1,560)	(1,496)
Deferred tax
Charge for the year	(548)	(343)	(281)
Net increase in the carrying value of deferred tax assets in respect of losses	119	428	385
(Under)/over provision in respect of prior years	(44)	10	(42)
Actual tax charge	£ (1,874)	£ (1,465)	£ (1,434)